Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	94 Months Ended	95 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Oct. 17, 2016	Sep. 26, 2016	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000008877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Fund (Class 1/JICPX)
Account Value	$ 41,859.10342	$ 41,859.10342	$ 41,859.10342	$ 41,859.10342	$ 41,859.10342	$ 31,542.586633	$ 25,148.607097	$ 36,702.600912	$ 29,429.9712	$ 18,063.285085	$ 17,913.661585	$ 14,137.887052			$ 11,173.257217	$ 10,701.4673	$ 10,000
Average Annual Return, Percent	32.71%	18.30%			15.39%
C000008876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Fund (Class NAV/JHCPX)
Account Value	$ 42,068.619848	$ 42,068.619848	42,068.619848	42,068.619848	$ 42,068.619848	31,681.052747	25,245.08634	36,822.764959	29,517.644919	18,108.586557	17,948.822651	14,159.356818			11,182.723135	10,706.0966	10,000
Average Annual Return, Percent	32.79%	18.36%			15.45%
C000008886 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Core Bond Fund (Class 1/JICDX)
Account Value	$ 11,520.951185	$ 11,520.951185	11,520.951185	11,520.951185	$ 11,520.951185	10,728.467406	10,848.740448	12,373.956138	12,352.875832	11,570.640917	10,557.695396	10,727.600419			10,678.597722	10,113.5305	10,000
Average Annual Return, Percent	7.39%	(0.09%)			1.43%
C000008885 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Core Bond Fund (Class NAV/JHCDX)
Account Value	$ 11,581.558616	$ 11,581.558616	11,581.558616	11,581.558616	$ 11,581.558616	10,788.039213	10,893.63349	12,421.454083	12,393.974905	11,593.513083	10,579.706758	10,744.863148			10,690.342295	10,118.768	10,000
Average Annual Return, Percent	7.36%	(0.02%)			1.48%
C000008949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Fund (Class 1/JIHDX)
Account Value	$ 14,144.195805	$ 14,144.195805	14,144.195805	14,144.195805	$ 14,144.195805	12,668.109464	11,849.096036	13,496.844688	12,126.163658	11,658.411853	11,175.095456	10,662.116203			9,843.625532	9,321.8145	10,000
Average Annual Return, Percent	11.65%	3.94%			3.53%
C000027161 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Science & Technology Fund (Class NAV)
Account Value	$ 47,400.727777	$ 47,400.727777	47,400.727777	47,400.727777	$ 47,400.727777	36,311.566735	26,448.011673	39,487.220084	30,308.238513	20,541.377553	19,905.755527	15,243.41125			11,781.348985	9,977.0259	10,000
Average Annual Return, Percent	30.54%	18.20%			16.84%
C000073278 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Value Fund (Class NAV/JMVNX)
Account Value	$ 25,120.374404	$ 25,120.374404	25,120.374404	25,120.374404	$ 25,120.374404	20,346.972268	17,877.173998	18,127.382084	13,619.022772	12,681.161833	13,908.042714	12,311.964239			11,109.266795	9,644.9569	10,000
Average Annual Return, Percent	23.46%	14.65%			9.65%
C000095456 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Value Fund (Class NAV/JCAVX)
Account Value	$ 27,418.673284	$ 27,418.673284	27,418.673284	27,418.673284	$ 27,418.673284	23,592.257335	21,181.100225	22,913.435207	18,207.769395	16,058.777524	14,589.226214	13,071.236583			11,748.600097	10,590.1846	10,000
Average Annual Return, Percent	16.22%	11.29%			10.61%
C000104936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Health Sciences Fund (Class NAV)
Account Value	$ 27,215.812199	$ 27,215.812199	27,215.812199	27,215.812199	$ 27,215.812199	22,386.290026	21,392.556775	26,737.862424	20,368.874478	15,864.370501	16,675.643036	13,664.038749			11,533.094971	12,641.8225	10,000
Average Annual Return, Percent	21.57%	11.40%			10.53%
C000173477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Strategic Equity Allocation Fund (Class NAV)
Account Value	$ 15,816.49615	$ 15,816.49615	$ 15,816.49615	15,816.49615	$ 15,816.49615	13,481.586483	12,130.793512	15,403.26078	12,600.310908	11,561.919855	12,039.377487	11,825.7102	$ 10,000
Average Annual Return, Percent	17.32%	6.47%	6.00%
C000173478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Sector Rotation Fund (Class NAV)
Account Value	$ 28,142.574496	$ 28,142.574496	$ 28,142.574496	$ 28,142.574496	28,142.574496	22,245.852213	19,299.316184	21,973.168927	16,821.85693	13,932.21288	13,980.011378	11,608.4359		$ 10,000
Average Annual Return, Percent	26.51%	15.10%		13.93%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,951.700003	$ 32,951.700003	32,951.700003	$ 32,951.700003	$ 32,951.700003	26,028.911868	22,554.706651	25,914.445887	19,594.738041	15,995.553839	15,606.815228	13,025.455906			11,213.521984	10,039.5608	10,000
Average Annual Return, Percent	26.60%	15.55%			12.66%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765.406371	$ 11,765.406371	11,765.406371	11,765.406371	$ 11,765.406371	10,965.301134	11,097.722488	12,542.057701	12,552.641963	11,789.468742	10,700.908741	10,814.374128			10,761.416551	10,155.4935	10,000
Average Annual Return, Percent	7.30%	(0.04%)			1.64%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 30,015.484763	$ 30,015.484763	30,015.484763	$ 30,015.484763	$ 30,015.484763	23,609.075485	20,362.390998	22,937.752378	17,487.616009	14,341.54981	13,934.44578	11,644.8804		$ 10,000	11,309.093054	10,047.7913	10,000
Average Annual Return, Percent	27.14%	15.92%		14.86%	12.98%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,071.455436	$ 32,071.455436	32,071.455436	$ 32,071.455436	$ 32,071.455436	25,424.401915	22,154.924202	25,548.228107	19,202.983849	15,812.538423	15,608.083301	12,979.877041			11,183.504007	10,035.5535	10,000
Average Annual Return, Percent	26.14%	15.19%			12.36%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 17,168.362938	$ 17,168.362938	$ 17,168.362938	17,168.362938	$ 17,168.362938	14,523.509314	12,980.000823	16,128.247471	12,916.250764	11,924.715665	12,327.612363	11,947.5006	$ 10,000
Average Annual Return, Percent	18.21%	7.56%	7.10%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 44,223.159034	$ 44,223.159034	$ 44,223.159034	44,223.159034	$ 44,223.159034	33,821.921455	27,737.407426	34,267.50298	26,662.083841	18,471.655666	17,714.645957	13,923.622431			11,524.655072	10,425.5817	10,000
Average Annual Return, Percent	30.75%	19.08%			16.03%
Bloomberg US HY 2 Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US HY 2% Issuer Cap Index
Account Value	$ 15,754.47794	$ 15,754.47794	15,754.47794	15,754.47794	$ 15,754.47794	14,000.495823	13,061.614804	14,611.26856	13,266.569958	12,677.057258	11,897.029696	11,505.677314			10,592.172747	9,706.9183	10,000
Average Annual Return, Percent	12.53%	4.44%			4.65%
S And P North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Account Value	$ 61,938.326172	$ 61,938.326172	61,938.326172	61,938.326172	$ 61,938.326172	45,052.314557	34,491.853425	46,628.598773	35,236.516125	23,205.818359	22,254.193868	16,112.773275			12,464.693817	10,372.4085	10,000
Average Annual Return, Percent	37.48%	21.69%			20.00%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 22,214.943114	$ 22,214.943114	22,214.943114	22,214.943114	$ 22,214.943114	18,483.61692	17,494.83707	18,974.771529	13,131.705826	13,305.083167	13,735.101732	12,191.079562			11,001.07174	9,746.0094	10,000
Average Annual Return, Percent	20.19%	10.80%			8.31%
Sixty S And P 500 Index 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 22,758.304363	$ 22,758.304363	22,758.304363	22,758.304363	$ 22,758.304363	19,135.166419	17,549.039803	19,732.911064	16,733.590786	14,400.819094	13,557.35337	12,208.575468			11,125.279522	10,105.6786	10,000
Average Annual Return, Percent	18.93%	9.58%			8.57%
Lipper Health Biotechnology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Health/Biotechnology Index
Account Value	$ 23,987.768102	$ 23,987.768102	$ 23,987.768102	$ 23,987.768102	$ 23,987.768102	$ 20,240.798728	$ 19,256.876518	$ 24,307.275467	$ 19,746.87507	$ 15,009.0578	$ 16,034.073809	$ 13,306.269638			$ 11,172.32918	$ 12,163.3372	$ 10,000
Average Annual Return, Percent	18.51%	9.83%			9.14%